Inventory	12 Months Ended
Mar. 31, 2021
Classes of current inventories [abstract]
Inventory

6. Inventory

The following is a listing of inventory as at March 31, 2021 and 2020:

	March 31, 2021	March 31, 2020

Work in Process	$10,048,518	$2,812,935
Finished Goods	2,413,449	3,777,665

Total	$12,461,967	$6,590,600

During the year ended March 31, 2021, management wrote down the value of inventory by $57,261 (2020 - $nil, 2019 - $nil), and this amount was included in Cost of Sales.